SCHEDULE OF DISAGGREGATION OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 76,605	¥ 535,709	¥ 573,566	¥ 571,024
Revenue Based on Gross Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		524,935	558,926	555,409
Revenue Based On Net Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		10,774	14,640	15,615
CHINA
Disaggregation of Revenue [Line Items]
Revenues		512,204	543,774	539,867
JAPAN
Disaggregation of Revenue [Line Items]
Revenues		23,505	29,792	31,157
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		226,720	301,480	331,220
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		308,989	272,086	239,804
Covering Communications Platform As Service Text Messaging [Member]
Disaggregation of Revenue [Line Items]
Revenues		80,927	132,242	136,654
Covering Communications Platform As Service Voice Calls [Member]
Disaggregation of Revenue [Line Items]
Revenues		42,739	35,708	25,958
Covering Communications Platform As Service Others [Member]
Disaggregation of Revenue [Line Items]
Revenues		25,001	21,457	32,799
Cloudbased Contact Center [Member]
Disaggregation of Revenue [Line Items]
Revenues		219,168	268,081	256,961
Cloudbased Unified Communications and collaboration [Member]
Disaggregation of Revenue [Line Items]
Revenues		162,821	116,078	117,554
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues		¥ 5,053		¥ 1,098